Operating Segments Operating Segments Level 4 (Details) - Revenue by Segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net sales	[1]	$ 2,331	$ 2,233	$ 2,289
Capital expenditures		168	123	111
Long-Lived Assets		1,683	1,609
Performance Additives [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	900	849	835
Capital expenditures		97	57	35
Formulated and Basic Silicones [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	1,229	1,212	1,277
Capital expenditures		55	52	61
Quartz [Member]
Segment Reporting Information [Line Items]
Net sales	[1]	202	172	177
Capital expenditures		16	14	15
UNITED STATES
Segment Reporting Information [Line Items]
Net sales		801	741	771
Long-Lived Assets		772	765
GERMANY
Segment Reporting Information [Line Items]
Net sales		618	620	636
Long-Lived Assets		275	203
CHINA
Segment Reporting Information [Line Items]
Net sales		276	273	302
Long-Lived Assets		157	157
JAPAN
Segment Reporting Information [Line Items]
Net sales		227	208	184
Long-Lived Assets		316	322
EUROPE [Member]
Segment Reporting Information [Line Items]
Net sales		409	391	$ 396
Long-Lived Assets		$ 163	$ 162

[1]	sales are not significant and, as such, are eliminated within the selling segment.